Business Combination - Number of shares of common stock issued (Details) $ / shares in Units, $ in Millions			12 Months Ended
	Jan. 13, 2021 D $ / shares shares	Dec. 29, 2020 USD ($) Vote D $ / shares shares	Dec. 31, 2020 shares	Dec. 28, 2020 shares	Dec. 31, 2019 shares
Subsequent event
Business Acquisition [Line Items]
Number of trading days to calculate VWAPs | D	10
Number of consecutive trading days to calculate VWAPs | D	20
VWAP exceeded by company | $ / shares	$ 14.00
Class A Common Stock
Business Acquisition [Line Items]
Common stock, outstanding prior to Business Combination			44,792,517		0
Shares placed in escrow subject to the achievement of certain earnout targets			1,212,813
Class A Common Stock | Subsequent event
Business Acquisition [Line Items]
Number of shares reclassed to equity	1,212,813
Class V common stock
Business Acquisition [Line Items]
Common stock, outstanding prior to Business Combination			160,000,000		0
Shares placed in escrow subject to the achievement of certain earnout targets			15,000,000
Class V common stock | Subsequent event
Business Acquisition [Line Items]
Number of shares reclassed to equity	15,000,000
RSILP
Business Acquisition [Line Items]
Less: redemption of DMYT shares		(485)
Shares Issued In Business Combination And Private Investment in Public Equity		204,792,517
Threshold period for change of control		3 years
Threshold period for achieving certain volume weighted average share prices		3 years
Number of trading days to calculate VWAPs | D		10
Number of consecutive trading days to calculate VWAPs | D		20
RSILP | VWAP of $12.00
Business Acquisition [Line Items]
VWAP | $ / shares		$ 12.00
Earnout Interests released (as a percent)		50.00%
RSILP | VWAP of $14.00
Business Acquisition [Line Items]
VWAP | $ / shares		$ 14.00
Earnout Interests released (as a percent)		100.00%
RSILP | Minimum
Business Acquisition [Line Items]
Percentage of Earnout Interests		25.00%
Earnout interest based on revenue | $		$ 270
RSILP | Maximum
Business Acquisition [Line Items]
Percentage of Earnout Interests		100.00%
Earnout interest based on revenue | $		$ 300
RSILP | Class A Common Stock
Business Acquisition [Line Items]
DMYT sponsor shares		5,750,000
Shares issued in PIPE financing		16,043,002
Shares Issued In Business Combination And Private Investment in Public Equity		44,792,517
Shares placed in escrow subject to the achievement of certain earnout targets		1,212,813
RSILP | Class A Common Stock | dMY
Business Acquisition [Line Items]
Common stock, outstanding prior to Business Combination		22,999,515		23,000,000
Less: redemption of DMYT shares		(485)
DMYT sponsor shares		5,750,000
RSILP | Class V common stock
Business Acquisition [Line Items]
Shares Issued In Business Combination And Private Investment in Public Equity		160,000,000
Shares placed in escrow subject to the achievement of certain earnout targets		15,000,000	15,000,000
Number of votes per share | Vote		1